April 22, 2010 VIA EDGAR (Correspondence Filing) U.S. Securities and Exchange Commission 100 F Street, N.W. Washington, DC 20549 Attn: Jim O'Connor (202) 551-6943

RE: Mundoval Funds (the “Registrant”) File Nos. 333-116723 and 811-21596

Dear Mr. O'Connor:

     On behalf of the Registrant, this letter responds to the comments you provided by telephone on April 21, 2010, with respect to Post-Effective Amendment No. 6 to the Registration Statement, filed on March 1, 2010 with regard to the Mundoval Funds (the "Funds"). Your comments are set forth below, and each is followed by the Registrant’s response.

Comment 1: Please file via correspondence filing on Edgar the performance section of the prospectus for Mundoval Fund.

Response 1: Included in this correspondence filing is the performance section for the Mundoval Fund.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

  The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and
  The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Please contact me at (619) 588-9700 if you should require any further information. Sincerely, /s/ Jeff Provence Jeff Provence